Investment Contract Liabilities - Summary of Investment Contract Liabilities Measured at Amortized Cost and Fair Value Associated with Contracts (Parenthetical) (Detail) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Investment Contract Liabilities [line items]
Investment contract liabilities reinsured	$ 93	$ 128
Investment contract liabilities	3,104	3,265
Carrying amount [member]
Disclosure of Investment Contract Liabilities [line items]
Investment contract liabilities reinsured	93	128
Investment contract liabilities	2,222	2,355
Fair value [Member]
Disclosure of Investment Contract Liabilities [line items]
Investment contract liabilities reinsured	103	130
Investment contract liabilities	$ 2,537	$ 2,588